C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Summary of intangible assets

Intangible assets
	2023			2022
	Capitalized development expenses	Goodwill	Customer relationships, IPR 1) , and other intangible assets	Capitalized development expenses	Goodwill	Customer relationships, IPR 1) , and other intangible assets
Cost
Opening balance	21,096	90,914	82,854	19,158	44,963	55,936
Additions	2,173	–	97	1,720	–	126
Balances regarding acquired/divested business 2)	–	348	306	–	40,881	23,451
Disposals	–153	–	– 563	–	–	–452
Reclassifications	–16	–	–	–	–	–
Translation differences	–117	–77	–1,884	218	5,070	3,793
Closing balance	22,983	91,185	80,810	21,096	90,914	82,854

Accumulated amortizations
Opening balance	–13,646	–	–48,770	–11,885	–	–44,456
Amortizations	–1,137	–	–3,321	–1,586	–	–1,991
Balances regarding divested business 2)	–	–	–	–	–	22
Disposals	153	–	563	–	–	452
Translation differences	70	–	1,123	–175	–	–2,797
Closing balance	–14,560	–	–50,405	–13,646	–	–48,770

Accumulated impairment losses
Opening balance	–3,745	–6,344	–7,744	–3,745	–6,759	–7,650
Balances regarding divested business 2)	–	–	–	–	415	81
Impairment losses	–	–31,897	–19	–	–	–61
Translation differences	–	–	25	–	–	–114
Closing balance	–3,745	–38,241	–7,738	–3,745	–6,344	–7,744
Net carrying value	4,678	52,944	22,667	3,705	84,570	26,340

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see note E2 “Business combinations.”

Summary of discounting of projected after tax cash flows

Rates per CGU
	Post-tax discount rates (%)		Terminal growth rates (%)
CGU	2023	2022	2023	2022
Networks	10.0	9.0	2.0	2.0
Cloud Software and Services	10.5	10.0	1.5	2.0
Vonage	11.0	9.5	3.5	3.5
Cradlepoint	11.0	9.5	3.5	2.0
iconectiv	10.5	10.0	3.5	2.0
Emodo	14.5	14.5	2.0	2.0
Red Bee Media	12.5	11.0	2.0	2.0